Longterm Incentive Plans (Details) - Restricted Stock Units [Member] - shares	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Statement [Line Items]
Outstanding, Beginning	25,000	275,000	0
Granted		30,000	275,000
Common shares issued on vesting	(15,000)	(271,667)
Forfeited		(8,333)
Outstanding, Ending	10,000	25,000	275,000